                             AEW REAL ESTATE FUND
                       CGM ADVISOR TARGETED EQUITY FUND

    Supplement dated May 19, 2006 to the IXIS Advisor Equity Funds Class Y Prospectus, dated May 1, 2006, as may be supplemented from time to time

The financial highlights tables within the section "Financial Performance" on pages 42 and 43 are amended and restated with respect to the AEW Real Estate Fund and CGM Advisor Targeted Equity Fund as follows:

              Income (loss) from investment operations:             Less distributions:
           ----------------------------------------------  -------------------------------------
            Net asset      Net     Net realized            Dividends  Distributions
              value,    investment     and      Total from  from net    from net
           beginning of   income    unrealized  investment investment   realized        Total     Redemption
              period    (loss)(b)  gain (loss)  operations   income   capital gains distributions    fees
           ------------ ---------- ------------ ---------- ---------- ------------- ------------- ----------
AEW REAL ESTATE FUND
--------------------
Class Y
1/31/2006     $16.45      $ 0.25      $ 5.32      $ 5.57     $(0.28)     $(1.49)       $(1.77)      $  --
1/31/2005      14.83        0.38        2.28        2.66      (0.40)      (0.64)        (1.04)         --
1/31/2004      10.80        0.40        4.40        4.80      (0.53)      (0.24)        (0.77)         --
1/31/2003      11.21        0.42       (0.22)       0.20      (0.45)      (0.16)        (0.61)         --
1/31/2002      10.49        0.58        0.81        1.39      (0.56)      (0.11)        (0.67)         --

CGM ADVISOR TARGETED EQUITY FUND
--------------------------------
Class Y
12/31/2005    $ 9.23      $ 0.10      $ 1.14      $ 1.24     $(0.05)     $   --        $(0.05)      $0.00(a)
12/31/2004      8.07        0.04        1.12        1.16         --          --            --        0.00(a)
12/31/2003      5.63        0.01        2.43        2.44         --          --            --          --
12/31/2002      7.85       (0.02)      (2.20)      (2.22)        --          --            --          --
12/31/2001      9.37        0.01       (1.50)      (1.49)     (0.03)         --         (0.03)         --

--------
(a)Amount rounds to less than $0.01 per share.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period, total return would have been lower.
(d)The investment advisor agreed to reimburse a portion of the Fund's expenses and/or waive its advisory fee during the period. Without this waiver, expense ratios would have been higher.
(e)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.

                         Ratios to average net assets:
                     ------------------------------------

Net asset
 value,    Total   Net assets, end  Gross                Net investment   Portfolio
 end of    return     of period    expenses Net expenses     income     turnover rate
 period     (%)        (000's)      (%)(e)     (%)(d)      (loss)(%)         (%)
--------- ------   --------------- -------- ------------ -------------- -------------
 $20.25    35.1(c)     $19,015       1.28       1.25          1.35            15
  16.45    17.9(c)       9,964       1.37       1.25          2.38            20
  14.83    45.5(c)       7,210       1.55       1.25          2.98            18
  10.80     1.5(c)       1,521       1.77       1.25          3.72            35
  11.21    13.5(c)         611       4.45       1.25          5.35            36

 $10.42    13.4        $11,181       1.07        N/A          0.99           196
   9.23    14.4          9,145       1.08        N/A          0.51           265
   8.07    43.3          7,773       1.03        N/A          0.16           261
   5.63   (28.3)         5,522       0.92        N/A         (0.31)          223
   7.85   (15.9)         8,785       0.87        N/A          0.13           243